CONSECO ADVANTAGE
                       CONSECO VARIABLE ANNUITY ACCOUNT F
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JANUARY 1, 2001

The following supplements certain information contained in your prospectus for the Conseco Advantage fixed and variable annuity:

     1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

     PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
     MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

2. As of the date of this supplement, you may invest in the INVESCO VIF--High Yield Fund and the INVESCO VIF--Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.   The following is added to the "Investment Portfolio Expenses" table:



                                                                                                 TOTAL ANNUAL
                                                                         OTHER EXPENSES*     PORTFOLIO EXPENSES*
                                                                         (AFTER EXPENSE         (AFTER EXPENSE
                                                                        REIMBURSEMENT, IF     REIMBURSEMENT, IF
                                                                        ANY, FOR CERTAIN       ANY, FOR CERTAIN
                                        MANAGEMENT FEES    12B-1 FEES      PORTFOLIOS)           PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio.                  .65%           .25%               .07%               .97%
Pioneer Equity-Income VCT Portfolio          .65%           .25%               .09%               .99%
Pioneer Europe VCT Portfolio**              1.00%           .25%               .47%              1.72%

-------------

 *   Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.

4. The following Examples are added to the prospectus:

You would pay the following expenses assuming the current charges under your contract were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed: (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).


                                                        TIME PERIODS
                                                1 YEAR              3 YEARS
----------------------------------------------------------------------------
Pioneer Fund VCT Portfolio..................   (a) $ 88           (a) $130
                                               (b) $ 25           (b) $ 76
                                               (c) $ 88           (c) $130

Pioneer Equity-Income VCT Portfolio.........   (a) $ 88           (a) $130
                                               (b) $ 25           (b) $ 77
                                               (c) $ 88           (c) $130

Pioneer Europe VCT Portfolio................   (a) $ 95           (a) $152
                                               (b) $ 32           (b) $ 98
                                               (c) $ 95           (c) $152

You would pay the following expenses assuming the current charges, except for the administrative charge and the contract maintenance charge, which are assumed to be the maximum charges, were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed: (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).

                                                                           CV317
                                       1

                                                        TIME PERIODS
                                                1 YEAR              3 YEARS
----------------------------------------------------------------------------
Pioneer Fund VCT Portfolio..................   (a) $ 89           (a) $133
                                               (b) $ 26           (b) $ 79
                                               (c) $ 89           (c) $133

Pioneer Equity-Income VCT Portfolio.........   (a) $ 89           (a) $133
                                               (b) $ 26           (b) $ 80
                                               (c) $ 89           (c) $133

Pioneer Europe VCT Portfolio................   (a) $ 96           (a) $155
                                               (b) $ 33           (b) $101
                                               (c) $ 96           (c) $155



5. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

-------------------------------------------------------------------------------
SUB-ACCOUNT
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
-------------------------------------------------------------------------------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $26.106
Accumulation unit value at end of period .....................          $24.875
Number of accumulation units outstanding at end of period ....        2,540,933

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $15.834
Accumulation unit value at end of period .....................          $14.224
Number of accumulation units outstanding at end of period ....        1,101,511

ALGER AMERICAN GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $18.349
Accumulation unit value at end of period .....................          $18.140
Number of accumulation units outstanding at end of period ....        3,047,868

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $16.110
Accumulation unit value at end of period .....................          $19.384
Number of accumulation units outstanding at end of period ....        1,727,060

-------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
-------------------------------------------------------------------------------
VP INTERNATIONAL (a)
Accumulation unit value at beginning of period ...............          $17.973
Accumulation unit value at end of period .....................          $15.617
Number of accumulation units outstanding at end of period ....          664,703

VP VALUE (a)
Accumulation unit value at beginning of period ...............           $9.990
Accumulation unit value at end of period .....................          $10.331
Number of accumulation units outstanding at end of period ....        1,062,056

VP INCOME & GROWTH (a)
Accumulation unit value at beginning of period ...............          $14.033
Accumulation unit value at end of period .....................          $13.356
Number of accumulation units outstanding at end of period ....        1,133,903

                                                                           CV317

-------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
-------------------------------------------------------------------------------
BERGER IPT-GROWTH FUND (a)
Accumulation unit value at beginning of period ...............          $15.727
Accumulation unit value at end of period .....................          $17.588
Number of accumulation units outstanding at end of period ....          407,952

BERGER IPT-GROWTH AND INCOME FUND (a)
Accumulation unit value at beginning of period ...............          $19.193
Accumulation unit value at end of period .....................          $20.932
Number of accumulation units outstanding at end of period ....        1,963,015

BERGER IPT-NEW GENERATION FUND (b)
Accumulation unit value at beginning of period ...............          $10.000
Accumulation unit value at end of period .....................          $10.398
Number of accumulation units outstanding at end of period ....          167,315

BERGER IPT-SMALL COMPANY GROWTH FUND (a)
Accumulation unit value at beginning of period ...............          $18.501
Accumulation unit value at end of period .....................          $21.306
Number of accumulation units outstanding at end of period ....          874,880

BERGER IPT-INTERNATIONAL FUND (a)
Accumulation unit value at beginning of period ...............          $14.002
Accumulation unit value at end of period .....................          $12.549
Number of accumulation units outstanding at end of period ....           74,743

-------------------------------------------------------------------------------
CONSECO SERIES TRUST:
-------------------------------------------------------------------------------
BALANCED PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $13.562
Accumulation unit value at end of period .....................          $16.375
Number of accumulation units outstanding at end of period ....        1,402,639

EQUITY PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $16.013
Accumulation unit value at end of period .....................          $20.306
Number of accumulation units outstanding at end of period ....        1,360,322

FIXED INCOME PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $10.208
Accumulation unit value at end of period .....................          $10.773
Number of accumulation units outstanding at end of period ....        1,183,265

CONSECO 20 FOCUS PORTFOLIO (b)
Accumulation unit value at beginning of period ...............          $10.000
Accumulation unit value at end of period .....................          $13.358
Number of accumulation units outstanding at end of period ....          132,361

GOVERNMENT SECURITIES PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $10.079
Accumulation unit value at end of period .....................          $10.672
Number of accumulation units outstanding at end of period ....          612,707

CONSECO HIGH YIELD PORTFOLIO (b)
Accumulation unit value at beginning of period ...............          $10.000
Accumulation unit value at end of period .....................          $10.102
Number of accumulation units outstanding at end of period ....          217,713

                                                                           CV317

MONEY MARKET PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $10.690
Accumulation unit value at end of period .....................          $11.056
Number of accumulation units outstanding at end of period ....        5,348,368

-------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (a):
-------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............          $14.414
Accumulation unit value at end of period .....................          $14.043
Number of accumulation units outstanding at end of period ....        5,012,596

-------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (a):
-------------------------------------------------------------------------------
Accumulation unit value at beginning of period ...............          $15.727
Accumulation unit value at end of period .....................          $15.853
Number of accumulation units outstanding at end of period ....        1,541,977

-------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $12.534
Accumulation unit value at end of period .....................          $12.553
Number of accumulation units outstanding at end of period ....          497,471

DREYFUS VIF INTERNATIONAL VALUE PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $11.883
Accumulation unit value at end of period .....................          $10.798
Number of accumulation units outstanding at end of period ....          157,956

-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
-------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II (a)
Accumulation unit value at beginning of period ...............           $9.994
Accumulation unit value at end of period .....................           $9.678
Number of accumulation units outstanding at end of period ....        1,029,360

FEDERATED INTERNATIONAL EQUITY FUND II (a)
Accumulation unit value at beginning of period ...............          $20.889
Accumulation unit value at end of period .....................          $17.736
Number of accumulation units outstanding at end of period ....          400,637

FEDERATED UTILITY FUND II (a)
Accumulation unit value at beginning of period ...............          $11.420
Accumulation unit value at end of period .....................          $11.233
Number of accumulation units outstanding at end of period ....          740,585

-------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
-------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND (a)
Accumulation unit value at beginning of period ...............          $10.251
Accumulation unit value at end of period .....................           $9.968
Number of accumulation units outstanding at end of period ....          677,517

INVESCO VIF-EQUITY INCOME FUND (a)
Accumulation unit value at beginning of period ...............          $11.674
Accumulation unit value at end of period .....................          $12.228
Number of accumulation units outstanding at end of period ....          435,483

                                                                           CV317

-------------------------------------------------------------------------------
JANUS ASPEN SERIES:
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $28.593
Accumulation unit value at end of period .....................          $28.088
Number of accumulation units outstanding at end of period ....        3,402,191

GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $17.980
Accumulation unit value at end of period .....................          $18.319
Number of accumulation units outstanding at end of period ....        5,565,929

WORLDWIDE GROWTH PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $19.278
Accumulation unit value at end of period .....................          $18.441
Number of accumulation units outstanding at end of period ....        4,491,749

-------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
-------------------------------------------------------------------------------
LAZARD RETIREMENT EQUITY PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $11.679
Accumulation unit value at end of period .....................          $11.570
Number of accumulation units outstanding at end of period ....          131,019

LAZARD RETIREMENT SMALL CAP PORTFOLIO (a)
Accumulation unit value at beginning of period ...............           $9.653
Accumulation unit value at end of period .....................          $10.954
Number of accumulation units outstanding at end of period ....          632,561

-------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
-------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $12.447
Accumulation unit value at end of period .....................          $13.073
Number of accumulation units outstanding at end of period ....        1,160,191

-------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
-------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $12.000
Accumulation unit value at end of period .....................          $11.424
Number of accumulation units outstanding at end of period ....           90,113

-------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
-------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $10.236
Accumulation unit value at end of period .....................          $10.562
Number of accumulation units outstanding at end of period ....        1,073,282

PARTNERS PORTFOLIO (a)
Accumulation unit value at beginning of period ...............          $10.647
Accumulation unit value at end of period .....................          $10.551
Number of accumulation units outstanding at end of period ....          505,242

                                                                           CV317

-------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
-------------------------------------------------------------------------------
NOVA FUND (c)
Accumulation unit value at beginning of period ...............          $18.407
Accumulation unit value at end of period .....................          $17.573
Number of accumulation units outstanding at end of period ....           97,006

OTC FUND (c)
Accumulation unit value at beginning of period ...............          $39.086
Accumulation unit value at end of period .....................          $36.495
Number of accumulation units outstanding at end of period ....          217,852

-------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (b)
Accumulation unit value at beginning of period ...............          $10.000
Accumulation unit value at end of period .....................           $7.735
Number of accumulation units outstanding at end of period ....          406,376

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (b)
Accumulation unit value at beginning of period ...............          $10.000
Accumulation unit value at end of period .....................           $8.459
Number of accumulation units outstanding at end of period ....          223,456

-------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
-------------------------------------------------------------------------------
STRONG MID CAP GROWTH FUND II (a)
Accumulation unit value at beginning of period ...............          $23.416
Accumulation unit value at end of period .....................          $25.851
Number of accumulation units outstanding at end of period ....        1,673,647

-------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II:
-------------------------------------------------------------------------------
OPPORTUNITY FUND II (a)
Accumulation unit value at beginning of period ...............          $14.482
Accumulation unit value at end of period .....................          $15.164
Number of accumulation units outstanding at end of period ....          862,383

-------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
-------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
Accumulation unit value at beginning of period ...............           $8.423
Accumulation unit value at end of period .....................           $9.062
Number of accumulation units outstanding at end of period ....           94,749

WORLDWIDE BOND FUND (a)
Accumulation unit value at beginning of period ...............          $10.011
Accumulation unit value at end of period .....................           $9.596
Number of accumulation units outstanding at end of period ....          135,058

WORLDWIDE EMERGING MARKETS FUND (a)
Accumulation unit value at beginning of period ...............          $13.301
Accumulation unit value at end of period .....................           $9.950
Number of accumulation units outstanding at end of period ....          569,790

                                                                           CV317

Worldwide Real Estate Fund (a)
Accumulation unit value at beginning of period ...............           $8.351
Accumulation unit value at end of period .....................           $9.437
Number of accumulation units outstanding at end of period ....          105,740

-----------
(a) This unit value was $10.000 on the inception date of February 9, 1998.
(b) This unit value was $10.000 on the inception date of May 1, 2000.
(c) These unit values were $18.407 for Rydex NOVA and $39.086 for Rydex OTC on the inception date of May 1, 2000.

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6. The following is added to Appendix B:

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

                                                                           CV317